Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 43,324	$ 25,000
Deferred Offering costs		80,000
Prepaid expenses	612,449
Total current assets	655,773	105,000
Cash held in Trust Account	172,516,200
Total assets	173,171,973	105,000
Current liabilities:
Accounts payable and accrued expenses	2,621,918	80,450
Due to related party	191,250	998
Total current liabilities	2,813,168	81,448
Warrant liability	8,599,233
Total liabilities	11,412,401	81,448
Commitments
MEZZANINE EQUITY:
Class A Common stock subject to possible redemption; 17,250,000 shares (at redemption value of $10.00 per share)	172,500,000
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common stock, $0.0001 par value; 100,000,000 shares authorized; 520,000 shares issued and outstanding as of December 31, 2021 and none issued and outstanding at December 31, 2020 (excluding 17,250,000 subject to redemption)	52
Class B Common stock, $0.0001 par value; 10,000,000 shares authorized; 4,312,500 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	431	431
Additional paid-in capital		24,569
Accumulated deficit	(10,740,911)	(1,448)
Total stockholders’ equity (deficit)	(10,740,428)	23,552
Total liabilities and stockholders’ equity (deficit)	173,171,973	105,000
FaZe Clan Inc.
Current assets:
Cash	17,018,000	4,431,000
Accounts receivable, net	6,266,000	2,167,000
Contract assets	4,118,000	1,348,000
Inventory	6,000	59,000
Content asset, net	474,000
Prepaid expenses and other assets	6,190,000	1,330,000
Total current assets	34,072,000	9,335,000
Restricted cash	600,000
Property, equipment and leasehold improvements, net	925,000	677,000
Intangible assets, net	738,000	437,000
Other long-term assets	733,000	75,000
Total assets	37,068,000	10,524,000
Current liabilities:
Accounts payable and accrued expenses	28,381,000	14,194,000
Short-term debt	3,148,000	2,910,000
Contract liabilities	7,902,000	1,111,000
Other current liabilities	7,000	77,000
Total current liabilities	39,438,000	18,292,000
Long-term debt, net of discounts (Note 6)	70,854,000	30,983,000
Total liabilities	110,292,000	49,275,000
Commitments
MEZZANINE EQUITY:
Series A preferred stock, $0.00001 par value, 3,545,529 shares authorized at December 31, 2021 and 2020, respectively, 3,237,800 shares issued and outstanding at December 31, 2021 and 2020, respectively.	33,705,000	33,705,000
Stockholders’ equity (deficit):
Common stock, $0.00001 par value; 31,900,878 shares authorized at December 31, 2021 and 2020, respectively; 8,461,706 and 7,397,055 shares issued and outstanding at December 31, 2021 and 2020, respectively.
Additional paid-in capital	5,479,000	3,086,000
Accumulated deficit	(112,408,000)	(75,542,000)
Total stockholders’ equity (deficit)	(106,929,000)	(72,456,000)
Total liabilities and stockholders’ equity (deficit)	$ 37,068,000	$ 10,524,000